Shareholder Report, Holdings (Details) - C000246894	Mar. 31, 2025
464287598 | iShares Russell 1000 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	9.70%
46140H304 | Invesco DB Energy Fund
Holdings [Line Items]
Percent of Net Asset Value	9.60%
46137V613 | Invesco RAFI US 1000 ETF
Holdings [Line Items]
Percent of Net Asset Value	9.50%
464287432 | iShares 20+ Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.70%
74347W601 | ProShares Ultra Gold
Holdings [Line Items]
Percent of Net Asset Value	6.40%
81369Y308 | Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.50%
464288877 | iShares MSCI EAFE Value ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
025072802 | Avantis International Small Cap Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
464288273 | iShares MSCI EAFE Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	4.90%
81369Y852 | Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Future Option
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Commodity
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Equity
Holdings [Line Items]
Percent of Net Asset Value	50.60%